Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Summary of Balances and Transactions with Related Parties

The table below summarizes the balances and transactions with related parties:

	2020	2019
Assets
Trade receivables
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	3,209	4,511
	3,209	4,511
Other assets
General Atlantic Arco (Bermuda), L.P. (b)	—	4,109
	—	4,109
Loans to related parties
WPensar S.A. (c)	—	1,298
Loans - Geekie Partners (d)	4,361	4,231
Debentures – Geekie (e)	—	10,582
OISA Tecnologia e Serviços Ltda. (f)	5,018	—
Former shareholders - EI (g)	11,099	—
	20,478	16,111
Current	9,970	1,298
Non-current	10,508	14,813

Advances from customers
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	(150)	(1)
	(150)	(1)

Other liabilities
OISA Tecnologia e Serviços Ltda. (i)	469	—
	469	—

	2020	2019	2018
Net revenue
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	7,230	8,805	8,234
OISA Tecnologia e Serviços Ltda. (i)	4	—	—
	7,234	8,805	8,234

Expenses
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda. (h)	(1)	(8)	(13)

Finance income
WPensar S.A. (c)	30	72	—
Geekie (d) e (e)	453	813	—
OISA Tecnologia e Serviços Ltda. (f)	18	—	—
Minority shareholders - EI (g)	18	—	—
	519	885	—
(a)

Arco Ventures S.A. and International School sell educational content to Livraria ASC Ltda. and Educadora ASC Ltda., entities under common control of the Company’s controlling shareholders. The transactions are priced based on contract price at the sales date. Sales price for these transactions are conducted at arm’s length, at similar observable market prices.

(b)

On June 04, 2020, General Atlantic Arco (Bermuda), L.P (“GA”). sold the entire interest held in the Company as described in Note 1.2. Accordingly, because of the mentioned follow-on public offering, as of December 31, 2020, GA is no longer a related party to the Company. The amounts due were settled in the third quarter.

(c)

On September 21, 2020, the Company acquired the control of WPensar and such investment became a consolidated subsidiary of the Company. During the nine-month period ended September 30, 2020, the Company recognized R$ 30 of interest income, before the consolidation. See Note 4.a) for further information.

(d)

On January 17, 2019, the Company loaned R$ 4,000 to Geekie Partners S.A., the current minority shareholder of Geekie, through a loan agreement with payment due in June 2022, interest of 110% of the CDI, and with their entire interest on Geekie’s shares as collateral to the transaction. During the year, the Company recognized R$ 130 of interest income. The transaction was intended to support Geekie’s working capital needs.

(e)

On November 27, 2020, the Company acquired the control of Geekie and such investment became a consolidated subsidiary of the Company. Before consolidation, the Company recognized R$ 323 of interest income. See Note 4.c) for further information.

(f)

On October 23, 2020, the Company loaned R$ 5,000 to the company OISA Tecnologia e Serviços Ltda. (“ISAAC”), an affiliated of the company which has member of the key management personnel under common with the Company. The entity is developing a project to assist schools in financial and administrative management. According to the contractual terms the amount is due in February 2021 and bear interest of 100% of the CDI. During 2020, the Company recognized R$ 18 of interest income.

(g)	Amount due by minority shareholders of Escola da Inteligência and bear interest rate of 100% CDI and maturing in May 2023. During the year, the Company recognized R$ 18 of interest income.
(h)	Arco Ventures S.A. leases a facility from OSC Empreendimentos Ltda., which are entities under common control of the Company’s controlling shareholder. The agreement was terminated in February 2020.
(i)

WPensar provides financial intermediation services to OISA which the amounts received through this intermediation are transferred to OISA discounted from the value of the service provided. As of December 31, 2020, the amount to be transferred to OISA is R$ 469 and during the year the recognized revenue from financial intermediation was R$ 4.

Summary of Key Management Personnel Compensation

Key management personnel compensation comprised the following:

	2020	2019	2018
Short-term employee benefits	39,628	13,732	9,436
Stock options	—	—	59,747
Restricted stock units	48,852	66,429	—
	88,480	80,161	69,183